Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2014
Significant Accounting Policies Tables
Fair value hierarchy

The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value as of June 30, 2014, and December 31, 2013:

Recurring Fair Value Measures	Level 1	Level 2	Level 3	Total
June 30, 2014
Derivative liability	$-	$-	$302,000	$302,000
December 31, 2013
Derivative liability	$-	$-	$-	$-